Income taxes - Taxes recognized through profit or loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income taxes
Current tax expenses	€ (74)	€ (158)	€ (87)
Current year	(58)	(1)	(87)
Adjustments for prior periods	(16)	(157)
Deferred tax (expense)/income	(207)		397
Temporary differences	(182)	(514)	527
Tax losses	(25)	514	(130)
Income tax (expenses)/ benefit	(281)	(158)	310
Income taxes recognized directly in other comprehensive income	€ 0	€ 0	€ 0